Property, Plant and Equipment - Composition of Assets Grouped by Major Classifications (Detail) - USD ($) $ in Thousands	Mar. 31, 2023	Mar. 31, 2022
Cost:
Cost of property, plant and equipment	$ 521,717	$ 510,682
Accumulated depreciation and impairment charges:
Accumulated depreciation and impairment charges	331,578	310,990
Depreciated cost	190,139	199,692
Land [Member]
Cost:
Cost of property, plant and equipment	7,628	7,628
Buildings [Member]
Cost:
Cost of property, plant and equipment	195,538	192,922
Accumulated depreciation and impairment charges:
Accumulated depreciation and impairment charges	99,664	92,378
Leasehold Improvements [Member]
Cost:
Cost of property, plant and equipment	5,109	5,211
Accumulated depreciation and impairment charges:
Accumulated depreciation and impairment charges	3,546	3,171
Machinery and Equipment [Member]
Cost:
Cost of property, plant and equipment	172,343	163,266
Accumulated depreciation and impairment charges:
Accumulated depreciation and impairment charges	237,234	225,626
Computer Software and Equipment [Member]
Cost:
Cost of property, plant and equipment	60,990	64,164
Accumulated depreciation and impairment charges:
Accumulated depreciation and impairment charges	43,856	40,474
Motor Vehicles [Member]
Cost:
Cost of property, plant and equipment	80	80
Accumulated depreciation and impairment charges:
Accumulated depreciation and impairment charges	80	80
Furniture, Fixtures and Office Equipment [Member]
Cost:
Cost of property, plant and equipment	15,138	15,051
Accumulated depreciation and impairment charges:
Accumulated depreciation and impairment charges	$ 12,089	$ 11,621